Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	¥ 117,051	¥ 156,210
Time deposits	3,280	2,461
Trade receivables:
Notes	36,772	43,921
Accounts	488,233	439,673
Less - Allowance for doubtful receivables	(15,424)	(16,380)
Current maturities of long-term finance receivables, net	235,889	219,716
Inventories:
Finished goods	101,568	101,165
Work in process and raw materials	93,799	93,844
Deferred income taxes and other	65,051	65,896
Total current assets	1,126,219	1,106,506
Property, plant and equipment, at cost:
Land	45,809	45,893
Buildings	271,272	265,843
Machinery and equipment	701,590	659,503
Construction in progress	17,891	9,576
Total	1,036,562	980,815
Less - accumulated depreciation and amortization	(745,687)	(712,288)
Net property, plant and equipment	290,875	268,527
Investments and other assets:
Long-term finance receivables, net	466,608	468,004
Investment securities	54,102	45,470
Investments in and advances to affiliates	1,026	444
Goodwill	221,217	195,251
Other intangible assets	107,702	112,914
Lease deposits and other	92,948	92,242
Total investments and other assets	943,603	914,325
Total assets	2,360,697	2,289,358
Current liabilities:
Short-term borrowings	65,219	111,272
Current maturities of long-term indebtedness	161,180	105,160
Trade payables:
Notes	15,197	11,553
Accounts	241,341	240,656
Accrued income taxes	12,091	13,448
Accrued expenses and other	205,339	190,935
Total current liabilities	700,367	673,024
Long-term liabilities:
Long-term indebtedness, less current maturities	476,381	525,435
Accrued pension and severance costs	164,289	164,757
Deferred income taxes and other	61,002	47,124
Total long-term liabilities	701,672	737,316
Commitments and contingent liabilities (Note 17)
Ricoh Company, Ltd. shareholders' equity:
Common stock; Authorized - 1,500,000,000 shares in 2012 and 2013 Issued and outstanding - 744,912,078 shares and 725, 081,018 shares in 2012 and 744,912,078 shares and 725,036,416 shares in 2013	135,364	135,364
Additional paid-in capital	186,083	186,083
Retained earnings	759,783	742,549
Accumulated other comprehensive loss	(146,088)	(204,175)
Treasury stock at cost; 19, 831,060 shares in 2012 and 19,875,662 shares in 2013	(37,146)	(37,117)
Total Ricoh Company, Ltd. shareholders' equity	897,996	822,704
Noncontrolling interests	60,662	56,314
Total equity	958,658	879,018
Total liabilities and equity	¥ 2,360,697	¥ 2,289,358